Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Toast, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40819
Entity Tax Identification Number	45-4168768
Entity Address, Address Line One	333 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	297-1005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.000001 per share
Trading Symbol	TOST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001650164
Amendment Flag	false